                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
-------------------------------------------------------------------------------

                         MASSACHUSETTS INVESTORS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                  MASSACHUSETTS INVESTORS TRUST

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             5
------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                 10
------------------------------------------------------
STATEMENT OF OPERATIONS                             13
------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                 15
------------------------------------------------------
FINANCIAL HIGHLIGHTS                                17
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       31
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       43
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               43
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      43
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER
------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        6/30/07
                                                                        MIT-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              JPMorgan Chase & Co.                        2.4%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              United Technologies Corp.                   2.2%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.2%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.2%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.1%
              ------------------------------------------------
              EMC Corp.                                   2.1%
              ------------------------------------------------
              Proctor & Gamble Co.                        2.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.9%
              ------------------------------------------------
              Abbott Laboratories                         1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.1%
              ------------------------------------------------
              Health Care                                14.5%
              ------------------------------------------------
              Technology                                 12.0%
              ------------------------------------------------
              Consumer Staples                           11.9%
              ------------------------------------------------
              Energy                                     11.0%
              ------------------------------------------------
              Retailing                                   6.6%
              ------------------------------------------------
              Industrial Goods & Services                 6.3%
              ------------------------------------------------
              Leisure                                     5.3%
              ------------------------------------------------
              Basic Materials                             4.3%
              ------------------------------------------------
              Utilities & Communications                  3.7%
              ------------------------------------------------
              Special Products & Services                 1.9%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Autos & Housing                             0.6%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
January 1, 2007 through June 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     1/01/07-
Class                       Ratio      1/01/07          6/30/07        6/30/07
--------------------------------------------------------------------------------
        Actual              0.89%     $1,000.00       $1,075.80         $4.58
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.89%     $1,000.00       $1,020.38         $4.46
--------------------------------------------------------------------------------
        Actual              1.54%     $1,000.00       $1,072.00         $7.91
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.54%     $1,000.00       $1,017.16         $7.70
--------------------------------------------------------------------------------
        Actual              1.54%     $1,000.00       $1,071.90         $7.91
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.54%     $1,000.00       $1,017.16         $7.70
--------------------------------------------------------------------------------
        Actual              0.54%     $1,000.00       $1,077.50         $2.78
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.54%     $1,000.00       $1,022.12         $2.71
--------------------------------------------------------------------------------
        Actual              1.04%     $1,000.00       $1,074.80         $5.35
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.04%     $1,000.00       $1,019.64         $5.21
--------------------------------------------------------------------------------
        Actual              1.63%     $1,000.00       $1,071.60         $8.37
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.63%     $1,000.00       $1,016.71         $8.15
--------------------------------------------------------------------------------
        Actual              1.28%     $1,000.00       $1,073.50         $6.58
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.28%     $1,000.00       $1,018.45         $6.41
--------------------------------------------------------------------------------
        Actual              1.19%     $1,000.00       $1,074.00         $6.12
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.19%     $1,000.00       $1,018.89         $5.96
--------------------------------------------------------------------------------
        Actual              0.93%     $1,000.00       $1,075.00         $4.78
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.93%     $1,000.00       $1,020.18         $4.66
--------------------------------------------------------------------------------
        Actual              0.65%     $1,000.00       $1,076.90         $3.35
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.65%     $1,000.00       $1,021.57         $3.26
--------------------------------------------------------------------------------
        Actual              1.14%     $1,000.00       $1,074.30         $5.86
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.14%     $1,000.00       $1,019.14         $5.71
--------------------------------------------------------------------------------
        Actual              1.78%     $1,000.00       $1,071.10         $9.14
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.78%     $1,000.00       $1,015.97         $8.90
--------------------------------------------------------------------------------
        Actual              1.79%     $1,000.00       $1,070.60         $9.19
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.79%     $1,000.00       $1,015.92         $8.95
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
6/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                         SHARES/PAR              VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 4.2%
----------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                             963,530         $   90,697,079
United Technologies Corp.                                                       1,488,650            105,589,945
                                                                                                  --------------
                                                                                                  $  196,287,024
----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.5%
----------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                      3,423,880         $   71,106,645
----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
----------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                 1,220,420         $   71,138,282
----------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
----------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (l)                                                   445,060         $   28,874,655
----------------------------------------------------------------------------------------------------------------
Biotechnology - 3.4%
----------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                 1,433,560         $   79,261,532
Genzyme Corp. (a)                                                                 766,820             49,383,208
Gilead Sciences, Inc. (a)                                                         843,340             32,696,292
                                                                                                  --------------
                                                                                                  $  161,341,032
----------------------------------------------------------------------------------------------------------------
Broadcasting - 2.6%
----------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                                    130,402         $      841,093
News Corp., "A"                                                                 1,499,780             31,810,334
Viacom, Inc., "B" (a)                                                             772,774             32,170,582
Walt Disney Co.                                                                 1,690,230             57,704,452
                                                                                                  --------------
                                                                                                  $  122,526,461
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.3%
----------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                            1,929,670         $   39,596,828
Franklin Resources, Inc.                                                          418,490             55,437,370
Goldman Sachs Group, Inc.                                                         332,600             72,091,050
Lehman Brothers Holdings, Inc.                                                    459,220             34,221,074
                                                                                                  --------------
                                                                                                  $  201,346,322
----------------------------------------------------------------------------------------------------------------
Business Services - 1.9%
----------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                               639,770         $   27,439,735
Amdocs Ltd. (a)(l)                                                              1,539,260             61,293,333
                                                                                                  --------------
                                                                                                  $   88,733,068
----------------------------------------------------------------------------------------------------------------
Cable TV - 0.6%
----------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)                                                       683,500         $   26,772,695
----------------------------------------------------------------------------------------------------------------
Chemicals - 2.2%
----------------------------------------------------------------------------------------------------------------
3M Co.                                                                            621,300         $   53,922,627
Monsanto Co.                                                                      353,600             23,882,144
Rohm & Haas Co. (l)                                                               449,140             24,558,975
                                                                                                  --------------
                                                                                                  $  102,363,746
----------------------------------------------------------------------------------------------------------------
Computer Software - 2.9%
----------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                         1,286,960         $   51,671,444
Oracle Corp. (a)                                                                4,272,720             84,215,311
                                                                                                  --------------
                                                                                                  $  135,886,755
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.5%
----------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                             851,610         $   55,226,909
International Flavors & Fragrances, Inc.                                          424,800             22,149,072
Procter & Gamble Co.                                                            1,557,086             95,278,092
Reckitt Benckiser PLC                                                           1,549,343             84,816,270
                                                                                                  --------------
                                                                                                  $  257,470,343
----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%
----------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                     648,100         $   48,931,550
Rockwell Automation, Inc. (l)                                                     717,180             49,800,979
                                                                                                  --------------
                                                                                                  $   98,732,529
----------------------------------------------------------------------------------------------------------------
Electronics - 4.8%
----------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                                     1,328,170         $   26,390,738
Intel Corp.                                                                     3,550,140             84,351,326
Marvell Technology Group Ltd. (a)                                               1,490,060             27,133,993
Samsung Electronics Co. Ltd., GDR                                                 174,872             53,911,967
SanDisk Corp. (a)(l)                                                              700,120             34,263,873
                                                                                                  --------------
                                                                                                  $  226,051,897
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
----------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                               456,960         $   33,385,498
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 5.8%
----------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                               1,172,940         $   98,386,207
Hess Corp.                                                                      1,172,230             69,114,681
TOTAL S.A., ADR                                                                 1,289,050            104,387,269
                                                                                                  --------------
                                                                                                  $  271,888,157
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 3.3%
----------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                        215,348         $   81,766,422
PepsiCo, Inc.                                                                   1,144,686             74,232,887
                                                                                                  --------------
                                                                                                  $  155,999,309
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.1%
----------------------------------------------------------------------------------------------------------------
Carnival Corp. (l)                                                                968,040         $   47,211,311
International Game Technology                                                     565,300             22,442,410
Ladbrokes PLC                                                                   3,222,372             27,863,582
                                                                                                  --------------
                                                                                                  $   97,517,303
----------------------------------------------------------------------------------------------------------------
General Merchandise - 2.5%
----------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                    1,470,210         $   58,484,954
Target Corp.                                                                      916,220             58,271,592
                                                                                                  --------------
                                                                                                  $  116,756,546
----------------------------------------------------------------------------------------------------------------
Insurance - 5.1%
----------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                              1,059,172         $   74,173,815
Genworth Financial, Inc., "A"                                                   1,573,770             54,137,688
MetLife, Inc.                                                                   1,105,000             71,250,400
Travelers Cos., Inc.                                                              771,560             41,278,460
                                                                                                  --------------
                                                                                                  $  240,840,363
----------------------------------------------------------------------------------------------------------------
Major Banks - 8.5%
----------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                           1,760,450         $   86,068,400
Bank of New York Co., Inc.                                                      1,726,740             71,556,106
JPMorgan Chase & Co.                                                            2,346,290            113,677,751
State Street Corp. (l)                                                          1,036,100             70,869,240
Wells Fargo & Co.                                                               1,646,956             57,923,443
                                                                                                  --------------
                                                                                                  $  400,094,940
----------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.4%
----------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                     1,288,850         $   19,770,959
Medtronic, Inc.                                                                 1,352,230             70,126,648
Zimmer Holdings, Inc. (a)                                                         264,040             22,414,356
                                                                                                  --------------
                                                                                                  $  112,311,963
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.2%
----------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                         3,781,471         $  105,313,967
----------------------------------------------------------------------------------------------------------------
Oil Services - 4.5%
----------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                           689,670         $   49,828,657
National Oilwell Varco, Inc. (a)(l)                                               446,500             46,543,160
Noble Corp. (l)                                                                   711,530             69,388,406
Transocean, Inc. (a)                                                              435,750             46,180,785
                                                                                                  --------------
                                                                                                  $  211,941,008
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.2%
----------------------------------------------------------------------------------------------------------------
American Express Co.                                                            1,120,300         $   68,539,954
UBS AG                                                                            568,978             34,003,220
                                                                                                  --------------
                                                                                                  $  102,543,174
----------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
----------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                   5,406,200         $   97,852,220
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.7%
----------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                             1,673,290         $   89,604,680
Eli Lilly & Co.                                                                   556,420             31,092,750
Johnson & Johnson                                                               1,807,578            111,382,956
Roche Holding AG                                                                  448,064             79,460,836
Teva Pharmaceutical Industries Ltd., ADR                                          610,650             25,189,312
Wyeth                                                                           1,303,380             74,735,809
                                                                                                  --------------
                                                                                                  $  411,466,343
----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.1%
----------------------------------------------------------------------------------------------------------------
Linde AG (l)                                                                      298,700         $   36,035,456
Praxair, Inc.                                                                     878,010             63,207,940
                                                                                                  --------------
                                                                                                  $   99,243,396
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.6%
----------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                 938,700         $   28,808,703
Nordstrom, Inc.                                                                   608,700             31,116,744
Staples, Inc.                                                                   2,625,960             62,314,031
                                                                                                  --------------
                                                                                                  $  122,239,478
----------------------------------------------------------------------------------------------------------------
Telephone Services - 1.6%
----------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                        883,200         $   36,652,800
TELUS Corp.                                                                       676,641             40,599,733
                                                                                                  --------------
                                                                                                  $   77,252,533
----------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%
----------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                              1,103,680         $   77,412,115
----------------------------------------------------------------------------------------------------------------
Trucking - 1.0%
----------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                       449,890         $   49,924,293
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.1%
----------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                     218,730         $   23,480,666
Exelon Corp.                                                                      665,140             48,289,164
FPL Group, Inc.                                                                   464,800             26,372,752
                                                                                                  --------------
                                                                                                  $   98,142,582
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $3,724,945,607)                                             $4,670,756,642
----------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.4%
----------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 5.33%, due 7/02/07,
at Amortized Cost and Value (y)                                              $ 21,435,000         $   21,431,826
----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.9%
----------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                               134,634,750         $  134,634,750
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $3,881,012,183)                                               $4,826,823,218
----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.5)%                                                             (118,736,183)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                               $4,708,087,035
----------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 6/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $131,020,334 of securities
on loan (identified cost, $3,881,012,183)                        $4,826,823,218
Cash                                                                        795
Receivable for investments sold                                      56,015,298
Receivable for fund shares sold                                         775,181
Interest and dividends receivable                                     2,060,539
Other assets                                                            114,854
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $4,885,789,885
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $31,146,449
Payable for fund shares reacquired                                    8,070,338
Collateral for securities loaned, at value                          134,634,750
Payable to affiliates
  Management fee                                                        127,777
  Shareholder servicing costs                                         2,409,312
  Distribution and service fees                                         183,939
  Administrative services fee                                             5,034
  Program manager fees                                                       90
  Retirement plan administration and services fees                          558
Payable for independent trustees' compensation                          340,696
Accrued expenses and other liabilities                                  783,907
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $177,702,850
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,708,087,035
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $3,644,781,228
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         945,818,186
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       105,311,437
Undistributed net investment income                                  12,176,184
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,708,087,035
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   215,793,448
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $3,553,524,559
  Shares outstanding                                                161,849,044
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $21.96
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $23.30
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $677,309,129
  Shares outstanding                                                 31,647,937
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $21.40
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $289,489,871
  Shares outstanding                                                 13,609,508
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $21.27
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $130,636,481
  Shares outstanding                                                  6,040,074
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $21.63
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $13,610,811
  Shares outstanding                                                    628,402
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $21.66
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,726,828
  Shares outstanding                                                    175,720
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $21.21
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,601,562
  Shares outstanding                                                     75,271
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $21.28
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $16,234,309
  Shares outstanding                                                    757,981
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $21.42
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $17,498,712
  Shares outstanding                                                    799,727
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $21.88
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $66,632
  Shares outstanding                                                      3,035
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $21.95
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,295,656
  Shares outstanding                                                    106,053
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $21.65
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $22.97
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $508,418
  Shares outstanding                                                     24,318
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.91
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,584,067
  Shares outstanding                                                     76,378
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.74
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 6/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $35,726,236
  Interest                                                             1,172,826
  Other                                                                  874,309
  Foreign taxes withheld                                                (932,911)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $36,840,460
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $7,803,027
  Distribution and service fees                                       11,647,682
  Program manager fees                                                     4,496
  Shareholder servicing costs                                          3,840,878
  Administrative services fee                                            303,734
  Retirement plan administration and services fees                        33,613
  Independent trustees' compensation                                      51,195
  Custodian fee                                                          258,245
  Shareholder communications                                             211,696
  Auditing fees                                                           23,719
  Legal fees                                                              55,471
  Miscellaneous                                                          184,598
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $24,418,354
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (885)
  Reduction of expenses by investment adviser                            (16,070)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $24,401,399
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $12,439,061
------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $123,528,285
  Foreign currency transactions                                          (40,149)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $123,488,136
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $207,110,746
  Translation of assets and liabilities in foreign currencies              8,445
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $207,119,191
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $330,607,327
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $343,046,388
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     6/30/07                   12/31/06
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $12,439,061                $33,709,841
Net realized gain (loss) on investments and foreign
currency transactions                                            123,488,136                467,079,903
Net unrealized gain (loss) on investments and foreign
currency translation                                             207,119,191                100,301,287
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $343,046,388               $601,091,031
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(2,732,102)              $(28,896,301)
  Class B                                                           (690,032)                        --
  Class C                                                           (241,330)                  (423,131)
  Class I                                                           (103,580)                (1,557,668)
  Class R                                                            (13,426)                  (115,808)
  Class R1                                                            (2,390)                    (8,047)
  Class R2                                                              (752)                    (6,034)
  Class R3                                                           (10,818)                   (83,235)
  Class R4                                                           (10,785)                  (121,700)
  Class R5                                                               (50)                   (86,559)
  Class 529A                                                          (1,192)                    (9,196)
  Class 529B                                                            (173)                      (345)
  Class 529C                                                            (853)                      (790)
From net realized gain on investments and foreign
currency transactions
  Class A                                                        (44,586,479)                        --
  Class B                                                        (11,260,980)                        --
  Class C                                                         (3,938,369)                        --
  Class I                                                         (1,690,294)                        --
  Class R                                                           (219,105)                        --
  Class R1                                                           (39,002)                        --
  Class R2                                                           (12,279)                        --
  Class R3                                                          (176,548)                        --
  Class R4                                                          (176,117)                        --
  Class R5                                                              (822)                        --
  Class 529A                                                         (19,447)                        --
  Class 529B                                                          (2,816)                        --
  Class 529C                                                         (13,913)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(65,943,654)              $(31,308,814)
-------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     6/30/07                   12/31/06
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS FROM FUND SHARE TRANSACTIONS              $(409,063,372)           $(1,006,667,307)
-------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS                                     $(131,960,638)             $(436,885,090)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         4,840,047,673              5,276,932,763
At end of period (including undistributed net investment
income of $12,176,184 and $3,544,606, respectively)           $4,708,087,035             $4,840,047,673
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                        YEARS ENDED 12/31
                                     ENDED           --------------------------------------------------------------------------
CLASS A                            6/30/07              2006             2005             2004              2003           2002
                               (UNAUDITED)
Net asset value,
beginning of period                 $20.71            $18.45           $17.26           $15.62            $12.87         $16.58
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)          $0.07             $0.17            $0.08            $0.11             $0.10          $0.09
  Net realized and
  unrealized gain (loss) on
  investments and foreign currency    1.47              2.27             1.18             1.68              2.74          (3.73)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations     $1.54             $2.44            $1.26            $1.79             $2.84         $(3.64)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.02)           $(0.18)          $(0.07)          $(0.15)           $(0.09)        $(0.07)
  From net realized gain on
  investments and foreign
  currency transactions              (0.27)               --               --               --                --             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.29)           $(0.18)          $(0.07)          $(0.15)           $(0.09)        $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $21.96            $20.71           $18.45           $17.26            $15.62         $12.87
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            7.58(n)          13.20             7.29            11.51(b)          22.14         (22.00)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        0.89(a)           0.91             0.95             0.92              0.94           0.92
Expenses after expense
reductions (f)                        0.89(a)           0.91             0.95             0.92               N/A            N/A
Net investment income                 0.67(a)           0.86             0.48             0.68              0.72           0.58
Portfolio turnover                      10                27               41               78                76             55
Net assets at end of period
(000 Omitted)                   $3,553,525        $3,405,335       $3,300,907       $3,457,550        $3,733,720     $3,588,951
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                 SIX MONTHS                                    YEARS ENDED 12/31
                                      ENDED          --------------------------------------------------------------------------
CLASS B                             6/30/07             2006             2005             2004              2003           2002
                                (UNAUDITED)
Net asset value, beginning
of period                            $20.26           $18.02           $16.90           $15.26            $12.57         $16.22
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)    $0.00(w)         $0.05           $(0.03)           $0.00(w)          $0.01         $(0.01)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 1.43             2.19             1.15             1.64              2.68          (3.64)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations      $1.43            $2.24            $1.12            $1.64             $2.69         $(3.65)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income         $(0.02)             $--              $--           $(0.00)(w)           $--            $--
  From net realized gain on
  investments and foreign
  currency transactions               (0.27)              --               --               --                --             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                      $(0.29)             $--              $--           $(0.00)(w)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $21.40           $20.26           $18.02           $16.90            $15.26         $12.57
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)             7.20(n)         12.43             6.63            10.76(b)          21.40         (22.50)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                         1.54(a)          1.57             1.60             1.57              1.59           1.57
Expenses after expense
reductions (f)                         1.54(a)          1.56             1.60             1.57               N/A            N/A
Net investment income (loss)           0.02(a)          0.24            (0.17)            0.03              0.07          (0.06)
Portfolio turnover                       10               27               41               78                76             55
Net assets at end of period
(000 Omitted)                      $677,309         $947,400       $1,481,604       $2,061,959        $2,434,971     $2,391,166
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 12/31
                                            ENDED      ------------------------------------------------------------------------
CLASS C                                   6/30/07             2006            2005          2004             2003          2002
                                      (UNAUDITED)
Net asset value,
beginning of period                        $20.14           $17.94          $16.82        $15.19           $12.51        $16.14
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.00(w)         $0.04          $(0.03)        $0.00(w)         $0.01        $(0.01)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.42             2.19            1.15          1.63             2.67         (3.62)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.42            $2.23           $1.12         $1.63            $2.68        $(3.63)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.02)          $(0.03)            $--           $--              $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                              (0.27)              --              --            --               --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.29)          $(0.03)            $--           $--              $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $21.27           $20.14          $17.94        $16.82           $15.19        $12.51
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   7.19(n)         12.42            6.66         10.73(b)         21.42        (22.49)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)       1.54(a)          1.56            1.60          1.57             1.59          1.57
Expenses after expense reductions (f)        1.54(a)          1.56            1.60          1.57              N/A           N/A
Net investment income (loss)                 0.02(a)          0.22           (0.17)         0.03             0.07         (0.06)
Portfolio turnover                             10               27              41            78               76            55
Net assets at end of period
(000 Omitted)                            $289,490         $303,493        $345,272      $424,323         $528,791      $545,618
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 12/31
                                            ENDED      ------------------------------------------------------------------------
CLASS I                                   6/30/07             2006            2005          2004             2003          2002
                                      (UNAUDITED)
Net asset value,
beginning of period                        $20.37           $18.16          $17.04        $15.48           $12.82        $16.58
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.11            $0.23           $0.14         $0.16            $0.15         $0.13
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.44             2.23            1.17          1.66             2.71         (3.70)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.55            $2.46           $1.31         $1.82            $2.86        $(3.57)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.02)          $(0.25)         $(0.19)       $(0.26)          $(0.20)       $(0.19)
  From net realized gain on
  investments and foreign currency
  transactions                              (0.27)              --              --            --               --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.29)          $(0.25)         $(0.19)       $(0.26)          $(0.20)       $(0.19)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $21.63           $20.37          $18.16        $17.04           $15.48        $12.82
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      7.75(n)         13.55            7.73         11.86(b)         22.52        (21.66)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)       0.54(a)          0.56            0.60          0.57             0.59          0.57
Expenses after expense reductions (f)        0.54(a)          0.56            0.60          0.57              N/A           N/A
Net investment income                        1.02(a)          1.21            0.82          1.03             1.07          0.93
Portfolio turnover                             10               27              41            78               76            55
Net assets at end of period
(000 Omitted)                            $130,636         $127,127        $119,552      $121,966         $107,568      $104,493
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                            YEARS ENDED 12/31
                                                     ENDED       ------------------------------------------------------------
CLASS R                                            6/30/07             2006            2005            2004              2003
                                               (UNAUDITED)
Net asset value, beginning of period                $20.45           $18.22          $17.08          $15.54            $12.87
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.06            $0.14           $0.05           $0.09             $0.09
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.44             2.22            1.17            1.65              2.74
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.50            $2.36           $1.22           $1.74             $2.83
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.02)          $(0.13)         $(0.08)         $(0.20)           $(0.16)
  From net realized gain on investments and
  foreign currency transactions                      (0.27)              --              --              --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.29)          $(0.13)         $(0.08)         $(0.20)           $(0.16)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $21.66           $20.45          $18.22          $17.08            $15.54
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               7.48(n)         12.97            7.16           11.30(b)          22.14
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.04(a)          1.06            1.10            1.07              1.07
Expenses after expense reductions (f)                 1.04(a)          1.06            1.10            1.07               N/A
Net investment income                                 0.53(a)          0.73            0.31            0.55              0.60
Portfolio turnover                                      10               27              41              78                76
Net assets at end of period (000 Omitted)          $13,611          $17,223         $19,344         $11,704            $1,510
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS               YEARS ENDED 12/31
                                                                         ENDED        -------------------------------
CLASS R1                                                               6/30/07               2006             2005(i)
                                                                   (UNAUDITED)
Net asset value, beginning of period                                    $20.09             $17.95              $16.63
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $(0.01)             $0.02              $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.42               2.19                1.42
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $1.41              $2.21               $1.37
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                            $(0.02)            $(0.07)             $(0.05)
  From net realized gain on investments and foreign
  currency transactions                                                  (0.27)                --                  --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(0.29)            $(0.07)             $(0.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $21.21             $20.09              $17.95
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   7.16(n)           12.31                8.24(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                    1.68(a)            1.75                1.80(a)
Expenses after expense reductions (f)                                     1.63(a)            1.65                1.74(a)
Net investment income (loss)                                             (0.09)(a)           0.08               (0.34)(a)
Portfolio turnover                                                          10                 27                  41
Net assets at end of period (000 Omitted)                               $3,727             $2,299              $1,423
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS               YEARS ENDED 12/31
                                                                         ENDED        -------------------------------
CLASS R2                                                               6/30/07               2006             2005(i)
                                                                   (UNAUDITED)
Net asset value, beginning of period                                    $20.12             $17.96              $16.63
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                              $0.02              $0.08               $0.01
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.43               2.21                1.40
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $1.45              $2.29               $1.41
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                            $(0.02)            $(0.13)             $(0.08)
  From net realized gain on investments and foreign
  currency transactions                                                  (0.27)                --                  --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(0.29)            $(0.13)             $(0.08)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $21.28             $20.12              $17.96
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   7.35(n)           12.74                8.48(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                    1.35(a)            1.45                1.52(a)
Expenses after expense reductions (f)                                     1.28(a)            1.30                1.44(a)
Net investment income                                                     0.21(a)            0.43                0.09(a)
Portfolio turnover                                                          10                 27                  41
Net assets at end of period (000 Omitted)                               $1,602               $980                $270
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                               SIX MONTHS                            YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
CLASS R3                                          6/30/07             2006            2005            2004           2003(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $20.24           $18.06          $16.97          $15.48            $14.69
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.04            $0.11           $0.02           $0.04             $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   1.43             2.21            1.15            1.65              0.90
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.47            $2.32           $1.17           $1.69             $0.91
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.02)          $(0.14)         $(0.08)         $(0.20)           $(0.12)
  From net realized gain on investments and
  foreign currency transactions                     (0.27)              --              --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.29)          $(0.14)         $(0.08)         $(0.20)           $(0.12)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $21.42           $20.24          $18.06          $16.97            $15.48
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              7.40(n)         12.85            6.92           11.03(b)           6.23(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.23(a)          1.30            1.35            1.31              1.05(a)
Expenses after expense reductions (f)                1.19(a)          1.20            1.32            1.31               N/A
Net investment income                                0.36(a)          0.55            0.11            0.28              0.63(a)
Portfolio turnover                                     10               27              41              78                76
Net assets at end of period (000 Omitted)         $16,234          $12,222          $4,711          $1,783              $174
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                    SIX MONTHS               YEARS ENDED 12/31
                                                                         ENDED        -------------------------------
CLASS R4                                                               6/30/07               2006             2005(i)
                                                                   (UNAUDITED)
Net asset value, beginning of period                                    $20.65             $18.42              $17.01
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                              $0.06              $0.15               $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.46               2.28                1.48
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $1.52              $2.43               $1.50
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                            $(0.02)            $(0.20)             $(0.09)
  From net realized gain on investments and foreign
  currency transactions                                                  (0.27)                --                  --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(0.29)            $(0.20)             $(0.09)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $21.88             $20.65              $18.42
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   7.50(n)           13.18                8.81(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                    0.94(a)            0.95                1.02(a)
Expenses after expense reductions (f)                                     0.94(a)            0.95                1.02(a)
Net investment income                                                     0.61(a)            0.75                0.26(a)
Portfolio turnover                                                          10                 27                  41
Net assets at end of period (000 Omitted)                              $17,499            $13,576              $1,601
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS               YEARS ENDED 12/31
                                                                         ENDED        -------------------------------
CLASS R5                                                               6/30/07               2006             2005(i)
                                                                   (UNAUDITED)
Net asset value, beginning of period                                    $20.68             $18.44              $17.01
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                              $0.08              $0.16               $0.09
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.48               2.32                1.45
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $1.56              $2.48               $1.54
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                            $(0.02)            $(0.24)             $(0.11)
  From net realized gain on investments and foreign
  currency transactions                                                  (0.27)                --                  --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(0.29)            $(0.24)             $(0.11)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $21.95             $20.68              $18.44
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   7.69(n)           13.46                9.04(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                    0.65(a)            0.61                0.69(a)
Expenses after expense reductions (f)                                     0.65(a)            0.61                0.69(a)
Net investment income                                                     0.96(a)            0.75                0.70(a)
Portfolio turnover                                                          10                 27                  41
Net assets at end of period (000 Omitted)                                  $67             $7,735                 $55
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                    YEARS ENDED 12/31
                                          ENDED         ----------------------------------------------------------------------
CLASS 529A                              6/30/07            2006            2005            2004            2003        2002(i)
                                    (UNAUDITED)
Net asset value,
beginning of period                      $20.45          $18.23          $17.05          $15.46          $12.82         $13.24
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)               $0.04           $0.12           $0.04           $0.07           $0.07          $0.03
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 1.45            2.23            1.17            1.65            2.71          (0.36)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.49           $2.35           $1.21           $1.72           $2.78         $(0.33)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.02)         $(0.13)         $(0.03)         $(0.13)         $(0.14)        $(0.09)
  From net realized gain on
  investments and foreign currency
  transactions                            (0.27)             --              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.29)         $(0.13)         $(0.03)         $(0.13)         $(0.14)        $(0.09)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $21.65          $20.45          $18.23          $17.05          $15.46         $12.82
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 7.43(n)        12.88            7.08           11.20(b)        21.86          (2.53)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     1.14(a)         1.16            1.20            1.17            1.18           1.17(a)
Expenses after expense reductions (f)      1.14(a)         1.16            1.20            1.17             N/A            N/A
Net investment income                      0.40(a)         0.61            0.22            0.44            0.51           0.68(a)
Portfolio turnover                           10              27              41              78              76             55
Net assets at end of period
(000 Omitted)                            $2,296          $1,488          $1,311          $1,143            $702           $131
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                    YEARS ENDED 12/31
                                          ENDED         ---------------------------------------------------------------------
CLASS 529B                              6/30/07            2006            2005            2004            2003       2002(i)
                                    (UNAUDITED)
Net asset value, beginning of period     $19.82          $17.70          $16.64          $15.07          $12.50        $12.92
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                $(0.03)         $(0.01)         $(0.07)         $(0.03)         $(0.02)       $(0.00)(w)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 1.41            2.16            1.13            1.61            2.64         (0.35)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.38           $2.15           $1.06           $1.58           $2.62        $(0.35)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.02)         $(0.03)            $--          $(0.01)         $(0.05)       $(0.07)
  From net realized gain on
  investments and foreign currency
  transactions                            (0.27)             --              --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.29)         $(0.03)            $--          $(0.01)         $(0.05)       $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $20.91          $19.82          $17.70          $16.64          $15.07        $12.50
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 7.11(n)        12.16            6.37           10.50(b)        21.07         (2.75)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     1.78(a)         1.80            1.85            1.82            1.83          1.82(a)
Expenses after expense
reductions (f)                             1.78(a)         1.80            1.85            1.82             N/A           N/A
Net investment loss                       (0.26)(a)       (0.06)          (0.42)          (0.21)          (0.15)        (0.01)(a)
Portfolio turnover                           10              27              41              78              76            55
Net assets at end of period
(000 Omitted)                              $508            $208            $136            $132             $93           $37
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                    YEARS ENDED 12/31
                                          ENDED         ----------------------------------------------------------------------
CLASS 529C                              6/30/07            2006            2005            2004            2003        2002(i)
                                    (UNAUDITED)
Net asset value, beginning of period     $19.67          $17.55          $16.50          $14.95          $12.44         $12.86
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)       $(0.02)         $(0.01)         $(0.07)         $(0.03)         $(0.02)         $0.01
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 1.38            2.15            1.12            1.60            2.63          (0.36)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.36           $2.14           $1.05           $1.57           $2.61         $(0.35)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.02)         $(0.02)            $--          $(0.02)         $(0.10)        $(0.07)
  From net realized gain on
  investments and foreign currency
  transactions                            (0.27)             --              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.29)         $(0.02)            $--          $(0.02)         $(0.10)        $(0.07)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $20.74          $19.67          $17.55          $16.50          $14.95         $12.44
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 7.06(n)        12.17            6.36           10.55(b)        21.11          (2.78)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     1.79(a)         1.81            1.85            1.82            1.83           1.82(a)
Expenses after expense
reductions (f)                             1.79(a)         1.81            1.85            1.82             N/A            N/A
Net investment income (loss)              (0.24)(a)       (0.03)          (0.43)          (0.19)          (0.14)          0.36(a)
Portfolio turnover                           10              27              41              78              76             55
Net assets at end of period
(000 Omitted)                            $1,584            $960            $746            $604            $343            $90
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              12/31/06

          Ordinary income (including any
          short-term capital gains)                        $31,308,814

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 6/30/07

          Cost of investments                           $3,899,164,384
          ------------------------------------------------------------
          Gross appreciation                              $992,854,822
          Gross depreciation                               (65,195,988)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $927,658,834

          AS OF 12/31/06
          Undistributed ordinary income                     $3,797,282
          Undistributed long-term capital gain              62,111,673
          Other temporary differences                         (253,970)
          Net unrealized appreciation (depreciation)       720,548,088

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $66,169 and $540 for the six months ended June 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%          $6,033,545
Class B                             0.75%              0.25%              1.00%             1.00%           4,030,845
Class C                             0.75%              0.25%              1.00%             1.00%           1,465,107
Class R                             0.25%              0.25%              0.50%             0.50%              39,002
Class R1                            0.50%              0.25%              0.75%             0.75%              11,865
Class R2                            0.25%              0.25%              0.50%             0.50%               2,674
Class R3                            0.25%              0.25%              0.50%             0.50%              34,766
Class R4                               --              0.25%              0.25%             0.25%              18,080
Class 529A                          0.25%              0.25%              0.50%             0.35%               3,331
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,915
Class 529C                          0.75%              0.25%              1.00%             1.00%               6,552
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $11,647,682

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    June 30, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to
    January 2, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2007, were as follows:

                                                        AMOUNT

              Class A                                   $22,072
              Class B                                   329,851
              Class C                                     7,214
              Class 529B                                    329
              Class 529C                                     --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                 $2,379
              Class 529B                                    479
              Class 529C                                  1,638
              -------------------------------------------------
              Total Program Manager Fees                 $4,496

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2007, the fee was $1,276,228, which equated to 0.0539% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended June 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,409,455. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0128% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended June 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                              BEGINNING OF                     ANNUAL
                            PERIOD THROUGH    EFFECTIVE     EFFECTIVE      TOTAL
                                   3/31/07      4/01/07       RATE(g)     AMOUNT

Class R1                             0.45%        0.35%         0.35%     $6,238
Class R2                             0.40%        0.25%         0.25%      1,687
Class R3                             0.25%        0.15%         0.15%     13,576
Class R4                             0.15%        0.15%         0.15%     10,839
Class R5                             0.10%        0.10%         0.10%      1,273
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $33,613

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended June 30, 2007, the waiver amounted to $4,198 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $5,410. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $11,888. Both amounts are included in independent trustees' compensation for the six months ended June 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $259,826 at June 30, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $74,129 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $12,473. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $11,872, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $462,361,796 and $940,895,457, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   6/30/07                             12/31/06
                                          SHARES            AMOUNT            SHARES            AMOUNT
Shares sold
  Class A                                14,226,877        $303,015,444      26,603,978        $513,808,775
  Class B                                   891,256          18,382,939       2,580,685          48,412,842
  Class C                                   264,053           5,410,637         520,352           9,724,930
  Class I                                 4,027,393          86,797,919         752,875          14,453,245
  Class R                                    75,999           1,583,783         168,120           3,201,465
  Class R1                                  190,850           3,884,878          66,909           1,257,035
  Class R2                                   77,842           1,599,493          48,631             899,274
  Class R3                                  792,275          16,330,726         546,782          10,210,643
  Class R4                                  878,150          18,572,742         885,670          16,706,259
  Class R5                                    3,122              67,280         399,533           7,692,240
  Class 529A                                 42,458             872,638           9,467             182,416
  Class 529B                                 17,330             344,198           4,425              81,805
  Class 529C                                 34,660             684,397           7,650             140,561
-----------------------------------------------------------------------------------------------------------
                                         21,522,265        $457,547,074      32,595,077        $626,771,490

Shares issued to shareholders in
reinvestment of distributions
  Class A                                 1,908,769         $38,309,063       1,058,630         $21,904,123
  Class B                                   548,371          10,748,058               -                   -
  Class C                                   171,743           3,345,541          16,602             335,201
  Class I                                    90,417           1,785,735          75,869           1,543,065
  Class R                                    11,676             231,307           5,633             115,044
  Class R1                                    2,130              41,392             399               8,026
  Class R2                                      669              13,031             300               6,034
  Class R3                                    9,559             187,366           4,112              83,201
  Class R4                                    9,341             186,902           5,890             121,694
  Class R5                                       44                 872              35                 717
  Class 529A                                  1,032              20,435             450               9,196
  Class 529B                                    156               2,989              17                 345
  Class 529C                                    778              14,766              40                 790
------------------------------------------------------------------------------------------------------------
                                          2,754,685         $54,887,457       1,167,977         $24,127,436

Shares reacquired
  Class A                               (18,705,730)      $(398,523,080)    (42,107,578)      $(813,516,886)
  Class B                               (16,554,512)       (343,718,783)    (38,046,985)       (714,137,997)
  Class C                                (1,896,379)        (39,099,665)     (4,718,052)        (88,136,775)
  Class I                                (4,318,106)        (92,896,772)     (1,172,297)        (22,374,957)
  Class R                                  (301,431)         (6,275,347)       (393,586)         (7,539,577)
  Class R1                                 (131,701)         (2,685,924)        (32,155)           (614,341)
  Class R2                                  (51,970)         (1,054,801)        (15,238)           (287,922)
  Class R3                                 (647,691)        (13,353,282)       (207,881)         (3,968,481)
  Class R4                                 (745,332)        (15,713,729)       (320,913)         (6,168,099)
  Class R5                                 (374,137)         (7,726,262)        (28,519)           (591,551)
  Class 529A                                (10,211)           (212,660)         (9,090)           (174,069)
  Class 529B                                 (3,685)            (75,888)         (1,619)            (30,205)
  Class 529C                                 (7,884)           (161,710)         (1,371)            (25,373)
------------------------------------------------------------------------------------------------------------
                                        (43,748,769)      $(921,497,903)    (87,055,284)    $(1,657,566,233)

Net change
  Class A                                (2,570,084)       $(57,198,573)    (14,444,970)      $(277,803,988)
  Class B                               (15,114,885)       (314,587,786)    (35,466,300)       (665,725,155)
  Class C                                (1,460,583)        (30,343,487)     (4,181,098)        (78,076,644)
  Class I                                  (200,296)         (4,313,118)       (343,553)         (6,378,647)
  Class R                                  (213,756)         (4,460,257)       (219,833)         (4,223,068)
  Class R1                                   61,279           1,240,346          35,153             650,720
  Class R2                                   26,541             557,723          33,693             617,386
  Class R3                                  154,143           3,164,810         343,013           6,325,363
  Class R4                                  142,159           3,045,915         570,647          10,659,854
  Class R5                                 (370,971)         (7,658,110)        371,049           7,101,406
  Class 529A                                 33,279             680,413             827              17,543
  Class 529B                                 13,801             271,299           2,823              51,945
  Class 529C                                 27,554             537,453           6,319             115,978
------------------------------------------------------------------------------------------------------------
                                        (19,471,819)      $(409,063,372)    (53,292,230)    $(1,006,667,307)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the fund's commitment fee and interest expense were $15,468 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) GAIN CONTINGENCY

The fund's investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the "SEC") entering an order approving a settlement with MFS and two of its former officers (the "Settlement Order"). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the "Payments") to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the "IDC") in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party's late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 21, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 21, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 21, 2007
      ---------------

* Print name and title of each signing officer under his or her signature.